UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
1
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
March 12, 2013
to
April 12, 2013
Commission File Number of issuing entity:
333-171508-04
GS Mortgage Securities Trust 2012-GCJ9
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor:
333-171508
GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)
Jefferies LoanCore LLC
Goldman Sachs Mortgage Company
Citigroup Global Markets Realty Corp.
Archetype Mortgage Funding I LLC
(Exact name of sponsors as specified in their charters)
New York
(State or other jurisdiction of incorporation or organization of the issuing entity)
46-1483808
46-1493598
(I.R.S. Employer Identification No.)
c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
60603
(Address of principal executive offices of issuing entity)
(Zip Code)

(312)332-7490
(Telephone number, including area code)
1
Not Applicable
This filing is a re-filing of the Issuing Entity's Form 10-D for the monthly distribution period from March 12, 2013 to April 12, 2013 that was incorrectly filed under the Depositor's Commission File No. (333-171508) rather than the Issuing Entity's Commission File No. (333-171508-04).
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)
Name of exchange
Title of Class
Section 12(b)
Section 12(g)
Section 15(d)
(If Section 12(b))
A-1
X
A-2
X
A-3
X
A-AB
X
X-A
X
A-S
X
Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities
Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? YES
_ X _
NO
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On April 12, 2013 a distribution was made to holders of the certificates issued by
GS Mortgage Securities Trust 2012-GCJ9
.
The distribution report is attached as an Exhibit to this Form 10-D, please see item 9(b), Exhibit 99.1 for the related information.
No assets securitized by GS Mortgage Securities Corporation II (The "Depositor") and held by GS Mortgage Securities Trust
2012-GCJ9 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from March 12, 2013 to April 12, 2013.
The Depositor has filed a Form ABS-15G on February 14, 2013. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.
Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2013. The
CIK number of GSMC is 0001541502. There is no new activity to report at this time.
Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2013.
The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.
Archetype Mortgage Capital LLC, the direct parent of Archetype Mortgage Funding I LLC, one of the sponsors, has filed a
Form ABS-15G on February 8, 2013. The CIK number of Archetype Mortgage Capital LLC is 0001548405. There is no new activity to report at this time.
Jefferies LoanCore LLC ("JLC"), one of the sponsors, has filed a Form ABS-15G on February 13, 2013. The CIK number of
JLC is 0001555524. There is no new activity to report at this time.
PART II - OTHER INFORMATION
Item 6. Significant Obligors of Pool Assets
The Bristol Plaza, 336 East 71
st
Street Mortgage Loan is a significant obligor within the meaning of item 1112 (b)(1) of Regulation AB and as disclosed in the Prospectus Supplement for GS Commercial Mortgage Pass-Through Certificates Series 2012-GCJ9.
Based on the borrower's operating statement with an end date of December 31, 2012. Loan 550100001 (Prosupp ID 1) has a Net
Operating Income of $11,036,363. *This is updated from the amount previously reported on form 10-K filed on March 29, 2013,
Accession Number: 0001019965-13-000035
Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)
Monthly report distributed to holders of the certificates issued by GS
Mortgage Securities Trust 2012-GCJ9
,
relating to the April 12, 2013 distribution.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
GS Mortgage Securities Corporation II
(Depositor)
Date: April 24, 2013
By: /s/ J. Theodore Borter
Name: J. Theodore Borter
Title: President
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2012-GCJ9, relating to the April 12, 2013 distribution.